UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21574
Eaton Vance Floating Rate Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	May 31
Date of Reporting Period:	August 31, 2006

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Income Trust                                                                                      as of August 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 137.9% (1)

Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 3.5%
	Alliant Techsystems, Inc.
$630,000	Term Loan, 6.75%, Maturing March 31, 2009	$630,787
	Awas Capital, Inc.
2,817,655	Term Loan, 11.50%, Maturing March 22, 2013	2,831,743
	CACI International, Inc.
4,168,480	Term Loan, 6.91%, Maturing May 3, 2011	4,182,811
	Delta Air Lines, Inc.
1,925,000	Term Loan, 12.77%, Maturing March 27, 2008	1,986,119
	Dresser Rand Group, Inc.
1,596,845	Term Loan, 7.40%, Maturing October 29, 2011	1,606,226
	DRS Technologies, Inc.
1,122,188	Term Loan, 6.89%, Maturing January 31, 2013	1,126,571
	Hexcel Corp.
783,129	Term Loan, 5.42%, Maturing March 1, 2012	785,086
	IAP Worldwide Services, Inc.
1,069,625	Term Loan, 8.50%, Maturing December 30, 2012	1,076,088
	K&F Industries, Inc.
727,071	Term Loan, 7.25%, Maturing November 18, 2012	728,889
	Mid-Western Aircraft Systems, Inc.
1,525,841	Term Loan, 8.75%, Maturing December 31, 2011	1,535,186
	Standard Aero Holdings, Inc.
2,957,575	Term Loan, 8.25%, Maturing August 24, 2012	2,959,424
	Transdigm, Inc.
1,800,000	Term Loan, 6.90%, Maturing June 23, 2013	1,809,000
	Vought Aircraft Industries, Inc.
1,301,365	Term Loan, 6.90%, Maturing December 17, 2011	1,313,565
	Wam Aquisition, S.A.
755,563	Term Loan, 7.77%, Maturing April 8, 2013	762,221
755,563	Term Loan, 8.75%, Maturing April 8, 2014	765,621
	Wyle Laboratories, Inc.
298,809	Term Loan, 8.22%, Maturing January 28, 2011	300,490
		$24,399,827
Air Transport — 0.3%
	United Airlines, Inc.
1,545,359	Term Loan, 6.90%, Maturing February 1, 2012	1,568,540
220,766	Term Loan, 6.90%, Maturing February 1, 2012	224,077
		$1,792,617

Automotive — 7.5%
	Accuride Corp.
$2,346,212	Term Loan, 7.31%, Maturing January 31, 2012	$2,355,011
	AE Europe Group, LLC
811,786	Term Loan, 8.58%, Maturing October 11, 2011	817,874
	Affina Group, Inc.
1,271,502	Term Loan, 8.50%, Maturing November 30, 2011	1,278,257
	Axletech International Holding, Inc.
1,950,000	Term Loan, 12.01%, Maturing April 22, 2013	1,967,062
	Collins & Aikman Products Co.
698,478	Term Loan, 8.00%, Maturing August 31, 2011 (2)	345,529
	CSA Acquisition Corp.
497,500	Term Loan, 8.00%, Maturing December 23, 2011	499,739
441,311	Term Loan, 8.00%, Maturing December 23, 2011	442,828
709,933	Term Loan, 8.00%, Maturing December 23, 2011	712,374
	Dana Corp.
1,175,000	DIP Loan, 7.65%, Maturing April 13, 2008	1,177,497
	Dayco Products, LLC
2,250,000	Term Loan, 8.03%, Maturing June 21, 2011	2,272,968
	Dura Operating Corp.
1,250,000	Term Loan, 9.08%, Maturing May 3, 2011	1,252,344
	Exide Technologies, Inc.
483,925	Term Loan, 11.75%, Maturing May 5, 2010	508,122
489,856	Term Loan, 11.75%, Maturing May 5, 2010	514,348
	Federal-Mogul Corp.
2,997,402	Revolving Loan, 6.82%, Maturing December 9, 2006 (3)	2,894,633
563,750	Term Loan, 8.83%, Maturing December 9, 2006	567,273
4,717,351	Revolving Loan, 8.83%, Maturing December 9, 2006 (3)	4,735,041
	Goodyear Tire & Rubber Co.
2,500,000	Revolving Loan, 0.00%, Maturing April 30, 2010 (3)	2,486,457
980,000	Term Loan, 5.23%, Maturing April 30, 2010	982,100
3,290,000	Term Loan, 7.95%, Maturing April 30, 2010	3,320,255
1,000,000	Term Loan, 8.70%, Maturing March 1, 2011	1,012,917
	HLI Operating Co., Inc.
1,418,693	Term Loan, 8.91%, Maturing June 3, 2009	1,437,166
	Insurance Auto Auctions, Inc.
869,022	Term Loan, 7.99%, Maturing May 19, 2012 (3)	874,182
	Key Automotive Group
3,342,214	Term Loan, 8.89%, Maturing June 20, 2009	3,373,547
	Keystone Automotive Operations, Inc.
1,815,875	Term Loan, 7.99%, Maturing October 30, 2010	1,818,145
	R.J. Tower Corp.
1,925,000	DIP Revolving Loan, 8.38%, Maturing February 2, 2007	1,946,656
	TI Automotive, Ltd.
3,484,135	Term Loan, 7.64%, Maturing June 30, 2011	3,447,117

	Trimas Corp.
$262,500	Term Loan, 6.90%, Maturing August 2, 2011	$264,387
1,137,500	Term Loan, 6.90%, Maturing August 2, 2013	1,145,676
	TRW Automotive, Inc.
2,955,000	Term Loan, 6.90%, Maturing October 31, 2010	2,953,153
2,984,064	Term Loan, 6.90%, Maturing June 30, 2012	2,984,270
	United Components, Inc.
1,834,856	Term Loan, 6.90%, Maturing June 30, 2010	1,844,030
		$52,230,958
Beverage and Tobacco — 1.8%
	Alliance One International, Inc.
873,938	Term Loan, 4.88%, Maturing May 13, 2010	880,492
	Culligan International Co.
3,002,766	Term Loan, 7.33%, Maturing September 30, 2011	3,007,460
	National Dairy Holdings, L.P.
829,500	Term Loan, 7.33%, Maturing March 15, 2012	832,611
	National Distribution Co.
770,000	Term Loan, 9.00%, Maturing June 22, 2010	771,925
	Reynolds American, Inc.
3,275,000	Term Loan, 8.38%, Maturing May 31, 2012	3,293,166
	Southern Wine & Spirits of America, Inc.
2,934,853	Term Loan, 7.75%, Maturing June 1, 2012	2,943,109
	Sunny Delight Beverages Co.
722,292	Term Loan, 11.47%, Maturing August 20, 2010	720,035
		$12,448,798
Building and Development — 8.6%
	AP-Newkirk Holdings, LLC
1,968,472	Term Loan, 7.83%, Maturing December 21, 2007	1,972,163
	Biomed Realty, L.P.
3,385,000	Term Loan, 7.65%, Maturing May 31, 2010	3,338,456
	Capital Automotive REIT
1,440,759	Term Loan, 7.16%, Maturing December 16, 2010	1,444,861
	DMB / CH II, LLC
238,000	Term Loan, 7.91%, Maturing December 22, 2008	238,595
	Epco / Fantome, LLC
1,700,000	Term Loan, 8.93%, Maturing November 23, 2010	1,708,500
	Formica Corp.
1,147,125	Term Loan, 8.48%, Maturing March 15, 2013	1,150,710
	FT-FIN Acquisition, LLC
1,372,785	Term Loan, 6.07%, Maturing November 17, 2007 (3)	1,376,217
	Gables GP, Inc.
159,684	Term Loan, 7.13%, Maturing September 30, 2006	159,867
	General Growth Properties, Inc.
2,000,000	Term Loan, 6.58%, Maturing February 24, 2011	1,975,520

	Hovstone Holdings, LLC
$1,365,000	Term Loan, 7.40%, Maturing February 28, 2009	$1,368,412
	Kyle Acquisition Group, LLC
528,783	Term Loan, 7.38%, Maturing July 20, 2010	528,122
	Laidlaw International, Inc.
337,500	Term Loan, 7.08%, Maturing July 31, 2013	339,961
1,012,500	Term Loan, 7.08%, Maturing July 31, 2013	1,019,883
	Landsource Communities, LLC
2,000,000	Term Loan, 7.88%, Maturing March 31, 2010	2,003,334
	Lanoga Corp.
1,400,000	Term Loan, 7.25%, Maturing June 29, 2013	1,400,291
	LNR Property Corp.
3,125,000	Term Loan, 8.67%, Maturing July 3, 2011	3,148,437
	Mattamy Funding Partnership
498,750	Term Loan, 7.69%, Maturing April 11, 2013	499,997
	Mueller Group, Inc.
2,159,881	Term Loan, 7.42%, Maturing October 3, 2012	2,176,272
	NCI Building Systems, Inc.
496,111	Term Loan, 9.00%, Maturing June 18, 2010	496,421
	Newkirk Master, L.P.
1,868,262	Term Loan, 7.15%, Maturing August 11, 2008	1,871,765
1,455,468	Term Loan, 7.15%, Maturing August 11, 2008	1,458,197
	Nortek, Inc.
4,998,000	Term Loan, 7.36%, Maturing August 27, 2011	4,986,285
	November 2005 Land Investors
997,500	Term Loan, 8.25%, Maturing May 31, 2011	999,994
	Panolam Industries Holdings, Inc.
629,694	Term Loan, 8.25%, Maturing September 30, 2012	634,417
	Ply Gem Industries, Inc.
1,753,418	Term Loan, 7.50%, Maturing August 15, 2011	1,746,843
116,895	Term Loan, 7.65%, Maturing August 15, 2011	116,456
	South Edge, LLC
843,750	Term Loan, 7.33%, Maturing October 31, 2009	846,035
	St. Mary’s Cement, Inc.
5,867,154	Term Loan, 8.25%, Maturing December 4, 2010	5,881,822
	Stile Acquisition Corp.
2,238,503	Term Loan, 7.49%, Maturing April 6, 2013	2,206,604
	Stile U.S. Acquisition Corp.
2,242,316	Term Loan, 7.49%, Maturing April 6, 2013	2,210,363
	TE / Tousa Senior, LLC
1,700,000	Term Loan, 8.25%, Maturing August 1, 2008	1,692,562
	Tousa / Kolter, LLC
2,305,000	Term Loan, 6.90%, Maturing January 7, 2008 (3)	2,316,525
	TRU 2005 RE Holding Co.
4,575,000	Term Loan, 6.90%, Maturing December 9, 2008	4,564,994

	Trustreet Properties, Inc.
$1,640,000	Term Loan, 6.90%, Maturing April 8, 2010	$1,649,225
	United Subcontractors, Inc.
925,000	Term Loan, 6.90%, Maturing May 27, 2013	925,000
		$60,453,106
Business Equipment and Services — 8.8%
	Acco Brands Corp.
1,470,500	Term Loan, 7.18%, Maturing August 17, 2012	1,472,568
	Activant Solutions, Inc.
847,875	Term Loan, 7.50%, Maturing May 1, 2013	837,277
	Affiliated Computer Services
2,400,000	Term Loan, 7.40%, Maturing March 20, 2013	2,407,498
920,375	Term Loan, 7.75%, Maturing March 20, 2013	923,662
	Affinion Group, Inc.
2,344,535	Term Loan, 7.75%, Maturing October 17, 2012	2,361,753
	Allied Security Holdings, LLC
1,450,000	Term Loan, 8.45%, Maturing June 30, 2010	1,462,687
	Aspect Software, Inc.
2,250,000	Term Loan, 8.50%, Maturing July 11, 2011	2,256,750
2,000,000	Term Loan, 8.50%, Maturing July 11, 2013	2,005,000
	Buhrmann US, Inc.
1,449,136	Term Loan, 7.18%, Maturing December 31, 2010	1,451,853
	DynCorp International, LLC
1,352,875	Term Loan, 8.06%, Maturing February 11, 2011	1,360,485
	Gate Gourmet Borrower, LLC
205,556	Term Loan, 7.66%, Maturing March 9, 2012	207,868
1,640,333	Term Loan, 8.25%, Maturing March 9, 2012	1,644,434
	Info USA, Inc.
671,625	Term Loan, 7.25%, Maturing February 14, 2012	672,465
	IPayment, Inc.
1,047,375	Term Loan, 7.72%, Maturing May 10, 2013	1,048,030
	Iron Mountain, Inc.
3,485,766	Term Loan, 7.16%, Maturing April 2, 2011	3,493,027
	Language Line, Inc.
4,272,111	Term Loan, 9.74%, Maturing June 11, 2011	4,322,176
	Mitchell International, Inc.
782,330	Term Loan, 7.50%, Maturing August 15, 2011	785,508
	Nielsen Finance, LLC
7,700,000	Term Loan, 8.19%, Maturing August 9, 2013	7,676,238
	Protection One, Inc.
1,019,007	Term Loan, 7.94%, Maturing April 18, 2011	1,021,873

	Quintiles Transnational Corp.
$1,875,000	Term Loan, 9.50%, Maturing March 31, 2014	$1,902,244
	RGIS Holdings, LLC
1,268,728	Term Loan, 8.38%, Maturing February 15, 2013	1,268,332
	SGS International, Inc.
771,125	Term Loan, 8.38%, Maturing December 30, 2011	774,017
	SS&C Technologies, Inc.
77,949	Term Loan, 8.00%, Maturing November 23, 2012	78,404
917,051	Term Loan, 8.00%, Maturing November 23, 2012	922,400
	Sungard Data Systems, Inc.
14,454,000	Term Loan, 8.00%, Maturing February 11, 2013	14,576,599
	Transaction Network Services, Inc.
869,764	Term Loan, 7.64%, Maturing May 4, 2012	869,764
	US Investigations Services, Inc.
1,283,814	Term Loan, 6.90%, Maturing October 14, 2012	1,285,419
593,443	Term Loan, 6.90%, Maturing October 14, 2012	594,926
	Western Inventory Services
1,000,000	Term Loan, 7.87%, Maturing March 31, 2011	1,005,000
	Williams Scotsman, Inc.
850,000	Term Loan, 7.00%, Maturing June 28, 2010	851,417
		$61,539,674
Cable and Satellite Television — 6.1%
	Atlantic Broadband Finance, LLC
3,990,000	Term Loan, 7.99%, Maturing September 1, 2011	4,029,900
	Bragg Communications, Inc.
2,170,700	Term Loan, 7.33%, Maturing August 31, 2011	2,176,127
	Bresnan Broadband Holdings, LLC
1,325,000	Term Loan, 8.33%, Maturing March 29, 2014	1,358,125
	Canadian Cable Acquisition Co., Inc.
1,960,000	Term Loan, 8.50%, Maturing July 31, 2011	1,962,450
	Charter Communications Operating, LLC
12,297,231	Term Loan, 8.13%, Maturing April 28, 2013	12,342,497
	CSC Holdings, Inc.
3,316,688	Term Loan, 7.13%, Maturing March 29, 2013	3,302,177
	Insight Midwest Holdings, LLC
975,000	Term Loan, 7.38%, Maturing December 31, 2009	981,144
	MCC Iowa, LLC
2,043,750	Term Loan, 7.43%, Maturing March 31, 2010	2,008,624
	Mediacom Broadband Group
2,947,725	Term Loan, 7.23%, Maturing January 31, 2015	2,937,824
	Mediacom Illinois, LLC
4,098,125	Term Loan, 7.22%, Maturing March 31, 2013	4,086,417
	UGS Corp.
4,644,650	Term Loan, 6.90%, Maturing March 31, 2012	4,649,490

	UPC Broadband Holding B.V.
$1,330,000	Term Loan, 6.90%, Maturing March 31, 2013	$1,329,524
1,330,000	Term Loan, 6.90%, Maturing December 31, 2013	1,329,524
		$42,493,823
Chemicals and Plastics — 9.5%
	Basell Af S.A.R.L.
312,500	Term Loan, 7.58%, Maturing August 1, 2013	316,699
62,500	Term Loan, 7.58%, Maturing August 1, 2013	63,340
62,500	Term Loan, 8.33%, Maturing August 1, 2014	63,340
312,500	Term Loan, 9.33%, Maturing August 1, 2014	316,699
	Brenntag Holding GmbH and Co. KG
432,000	Term Loan, 0.00%, Maturing January 18, 2014	437,400
1,768,000	Term Loan, 0.00%, Maturing January 18, 2014	1,779,448
1,100,000	Term Loan, 0.00%, Maturing December 23, 2015	1,133,000
	Celanese Holdings, LLC
6,355,376	Term Loan, 7.50%, Maturing June 4, 2011	6,383,181
	Gentek, Inc.
618,344	Term Loan, 6.58%, Maturing February 28, 2011	621,822
749,148	Term Loan, 6.58%, Maturing February 28, 2012	757,576
	Hercules, Inc.
2,939,850	Term Loan, 7.01%, Maturing October 8, 2010	2,949,404
	Hexion Specialty Chemicals, Inc.
4,128,231	Term Loan, 5.42%, Maturing May 5, 2013	4,091,679
896,769	Term Loan, 5.42%, Maturing May 5, 2013	888,829
	Huntsman, LLC
6,155,077	Term Loan, 7.08%, Maturing August 16, 2012	6,147,383
	Ineos Group
1,800,000	Term Loan, 7.34%, Maturing December 14, 2013	1,816,688
1,800,000	Term Loan, 7.84%, Maturing December 14, 2014	1,816,688
	Innophos, Inc.
2,721,877	Term Loan, 7.67%, Maturing August 13, 2010	2,732,084
	Invista B.V.
6,930,000	Term Loan, 7.00%, Maturing April 30, 2010	6,947,325
	ISP Chemo, Inc.
2,443,875	Term Loan, 7.49%, Maturing February 16, 2013	2,446,268
	Kranton Polymers, LLC
1,836,123	Term Loan, 7.38%, Maturing May 12, 2013	1,838,418
	Lucite International Group
233,588	Term Loan, 0.00%, Maturing July 7, 2013 (3)	235,197
666,412	Term Loan, 6.99%, Maturing July 7, 2013	671,002
	Mosaic Co.
1,580,000	Term Loan, 6.99%, Maturing February 21, 2012	1,579,507
	Nalco Co.
6,297,532	Term Loan, 9.00%, Maturing November 4, 2010	6,306,833
	PQ Corp.
577,688	Term Loan, 7.33%, Maturing February 11, 2012	579,613

	Professional Paint, Inc.
$825,000	Term Loan, 9.50%, Maturing May 31, 2012	$830,156
350,000	Term Loan, 11.38%, Maturing May 31, 2013	353,937
	Rockwood Specialties Group, Inc.
6,377,875	Term Loan, 8.38%, Maturing December 10, 2012	6,415,747
	Solo Cup Co.
4,387,251	Term Loan, 7.84%, Maturing February 27, 2011	4,397,043
	Solutia, Inc.
850,000	DIP Loan, 8.96%, Maturing March 31, 2007	853,187
	Wellman, Inc.
750,000	Term Loan, 9.49%, Maturing February 10, 2009	752,578
		$66,522,071
Clothing/Textiles — 0.4%
	Propex Fabrics, Inc.
1,038,204	Term Loan, 7.76%, Maturing July 31, 2012	1,039,502
	St. John Knits International, Inc.
782,415	Term Loan, 8.25%, Maturing March 23, 2012	780,948
	The William Carter Co.
1,231,574	Term Loan, 6.85%, Maturing July 14, 2012	1,230,804
		$3,051,254
Conglomerates — 3.5%
	Amsted Industries, Inc.
1,937,551	Term Loan, 7.46%, Maturing October 15, 2010	1,937,550
	Blount, Inc.
344,754	Term Loan, 7.21%, Maturing August 9, 2010	347,770
	Dundee Holding, Inc.
1,841,300	Term Loan, 8.58%, Maturing February 17, 2015	1,855,110
	Education Management, LLC
1,725,000	Term Loan, 8.06%, Maturing June 1, 2013	1,735,243
	Euramax International, Inc.
680,337	Term Loan, 7.77%, Maturing June 28, 2012	684,589
248,684	Term Loan, 8.06%, Maturing June 28, 2013	250,705
501,316	Term Loan, 12.49%, Maturing June 28, 2013	505,389
	Goodman Global Holdings, Inc.
1,185,421	Term Loan, 7.25%, Maturing December 23, 2011	1,182,829
	Jarden Corp.
1,180,460	Term Loan, 7.25%, Maturing January 24, 2012	1,178,739
2,991,425	Term Loan, 7.50%, Maturing January 24, 2012	2,998,437
	Johnson Diversey, Inc.
1,920,504	Term Loan, 7.97%, Maturing November 3, 2009	1,937,309
	Polymer Group, Inc.
2,860,625	Term Loan, 7.50%, Maturing November 22, 2012	2,869,564
	PP Acquisition Corp.
4,000,683	Term Loan, 7.50%, Maturing November 12, 2011	4,037,357

	Rexnord Corp.
$1,525,000	Term Loan, 8.38%, Maturing July 19, 2013	$1,534,531
	Sensata Technologies Finance Co.
875,000	Term Loan, 8.38%, Maturing April 27, 2013	870,390
	Terex Corp.
800,000	Term Loan, 7.64%, Maturing July 13, 2013	803,000
		$24,728,512
Containers and Glass Products — 5.6%
	Berry Plastics Corp.
2,796,523	Term Loan, 7.08%, Maturing December 2, 2011	2,797,104
	Bluegrass Container Company
1,423,939	Term Loan, 7.58%, Maturing June 30, 2013	1,435,509
426,061	Term Loan, 7.58%, Maturing June 30, 2013	429,522
321,212	Term Loan, 10.33%, Maturing December 30, 2013	325,294
1,003,788	Term Loan, 10.33%, Maturing December 30, 2013	1,016,544
	Crown Americas, Inc.
700,000	Term Loan, 7.65%, Maturing November 15, 2012	701,458
	Graham Packaging Holdings Co.
5,319,000	Term Loan, 7.75%, Maturing October 7, 2011	5,338,946
398,987	Term Loan, 7.81%, Maturing October 7, 2011	400,484
1,428,571	Term Loan, 7.75%, Maturing April 7, 2012	1,448,214
	Graphic Packaging International, Inc.
8,792,639	Term Loan, 7.92%, Maturing August 8, 2010	8,884,487
	IPG (US), Inc.
3,242,250	Term Loan, 7.58%, Maturing July 28, 2011	3,276,699
	JSG Acquisitions
2,055,000	Term Loan, 7.97%, Maturing December 1, 2013	2,088,394
2,055,000	Term Loan, 7.97%, Maturing December 1, 2013	2,088,394
	Kranson Industries, Inc.
950,000	Term Loan, 8.17%, Maturing July 31, 2013	955,937
	Owens-Brockway Glass Container
1,800,000	Term Loan, 7.08%, Maturing June 14, 2013	1,802,700
	Smurfit-Stone Container Corp.
656,041	Term Loan, 4.73%, Maturing November 1, 2010	660,367
3,396,694	Term Loan, 7.69%, Maturing November 1, 2010	3,419,092
744,375	Term Loan, 7.69%, Maturing November 1, 2011	749,283
1,641,493	Term Loan, 7.69%, Maturing November 1, 2011	1,652,317
		$39,470,745
Cosmetics/Toiletries — 0.6%
	Prestige Brands, Inc.
2,448,662	Term Loan, 7.72%, Maturing April 7, 2011	2,460,905
	Revlon Consumer Products Corp.
1,859,375	Term Loan, 8.38%, Maturing July 9, 2009	1,908,959
		$4,369,864

Drugs — 1.1%
	Patheon, Inc.
$2,013,419	Term Loan, 7.74%, Maturing December 14, 2011	$1,993,285
	Warner Chilcott Corp.
55,067	Term Loan, 7.61%, Maturing January 12, 2012	55,222
11,013	Term Loan, 7.61%, Maturing January 12, 2012	11,044
1,399,980	Term Loan, 7.61%, Maturing January 18, 2012	1,404,209
646,751	Term Loan, 7.61%, Maturing January 18, 2012	648,705
3,474,316	Term Loan, 7.61%, Maturing January 18, 2012	3,484,812
		$7,597,277
Ecological Services and Equipment — 1.8%
	Alderwoods Group, Inc.
882,090	Term Loan, 7.32%, Maturing August 19, 2010	883,561
	Allied Waste Industries, Inc.
1,502,486	Term Loan, 6.75%, Maturing January 15, 2012	1,501,469
3,869,669	Term Loan, 7.23%, Maturing January 15, 2012	3,866,647
	Duratek, Inc.
664,151	Term Loan, 7.76%, Maturing June 7, 2013	668,925
	Energysolutions, LLC
69,182	Term Loan, 7.58%, Maturing June 7, 2013	69,680
1,466,667	Term Loan, 7.76%, Maturing June 7, 2013	1,477,209
	Environmental Systems, Inc.
1,525,100	Term Loan, 8.93%, Maturing December 12, 2008	1,536,539
	IESI Corp.
1,400,000	Term Loan, 7.23%, Maturing January 20, 2012	1,402,188
	Sensus Metering Systems, Inc.
807,454	Term Loan, 8.38%, Maturing December 17, 2010	807,454
107,254	Term Loan, 8.38%, Maturing December 17, 2010	107,254
		$12,320,926
Electronics/Electrical — 3.6%
	AMI Semiconductor, Inc.
2,273,683	Term Loan, 7.25%, Maturing April 1, 2012	2,279,367
	Communications & Power, Inc.
838,454	Term Loan, 7.15%, Maturing July 23, 2010	842,122
	Enersys Capital, Inc.
1,960,000	Term Loan, 7.39%, Maturing March 17, 2011	1,967,350
	Epicor Software Corp.
423,938	Term Loan, 7.77%, Maturing March 30, 2012	425,792
	FCI International S.A.S.
242,011	Term Loan, 8.83%, Maturing October 31, 2008	243,599
232,989	Term Loan, 8.83%, Maturing October 31, 2008	236,193
232,989	Term Loan, 8.83%, Maturing November 1, 2013	236,193
242,011	Term Loan, 8.83%, Maturing November 1, 2013	242,389

	Infor Enterprise Solutions
$2,940,714	Term Loan, 7.84%, Maturing July 28, 2012	$2,962,158
1,534,286	Term Loan, 9.08%, Maturing July 28, 2012	1,545,474
	Network Solutions, LLC
1,069,625	Term Loan, 10.50%, Maturing January 9, 2012	1,082,995
	Open Solutions, Inc.
1,150,000	Term Loan, 11.78%, Maturing March 3, 2012	1,185,937
	Rayovac Corp.
3,855,195	Term Loan, 8.38%, Maturing February 7, 2012	3,862,423
	Security Co., Inc.
980,022	Term Loan, 8.38%, Maturing June 30, 2010	984,922
3,000,000	Term Loan, 8.38%, Maturing June 30, 2011	3,037,500
	Serena Software, Inc.
632,813	Term Loan, 8.38%, Maturing March 10, 2013	632,733
	Telcordia Technologies, Inc.
2,916,847	Term Loan, 7.64%, Maturing September 15, 2012	2,781,943
	Vertafore, Inc.
950,000	Term Loan, 6.90%, Maturing January 31, 2013	964,646
		$25,513,736
Equipment Leasing — 1.2%
	Maxim Crane Works, L.P.
1,168,363	Term Loan, 7.43%, Maturing January 28, 2010	1,172,014
	The Hertz Corp.
444,444	Term Loan, 5.42%, Maturing December 21, 2012	447,738
3,540,024	Term Loan, 7.40%, Maturing December 21, 2012	3,566,259
	United Rentals, Inc.
334,029	Term Loan, 6.90%, Maturing February 14, 2011	335,043
3,102,493	Term Loan, 6.90%, Maturing February 14, 2011	3,111,912
		$8,632,966
Farming/Agriculture — 0.3%
	Central Garden & Pet Co.
2,319,188	Term Loan, 7.11%, Maturing February 28, 2014	2,320,637
		$2,320,637
Financial Intermediaries — 3.4%
	AIMCO Properties, L.P.
1,950,000	Term Loan, 7.01%, Maturing November 2, 2009	1,957,312
	Ameritrade Holding Corp.
4,602,795	Term Loan, 6.83%, Maturing December 31, 2012	4,602,795
	Coinstar, Inc.
4,565,199	Term Loan, 8.00%, Maturing July 7, 2011	4,596,585
	Fidelity National Information Solutions, Inc.
6,993,525	Term Loan, 7.08%, Maturing March 9, 2013	7,020,009
	LPL Holdings, Inc.
4,004,875	Term Loan, 8.67%, Maturing June 30, 2013	4,054,311

	The Macerich Partnership, L.P.
$1,350,000	Term Loan, 6.94%, Maturing April 26, 2010	$1,347,188
		$23,578,200
Food Products — 2.8%
	Acosta, Inc.
2,400,000	Term Loan, 8.16%, Maturing July 28, 2013	2,425,500
	Advantage Sales & Marketing, Inc.
947,625	Term Loan, 7.27%, Maturing March 29, 2013	942,492
	Chiquita Brands, LLC
757,350	Term Loan, 7.58%, Maturing June 28, 2012	759,874
	Constellation Brands, Inc.
5,750,000	Term Loan, 6.85%, Maturing June 5, 2013	5,775,156
	Del Monte Corp.
1,690,962	Term Loan, 7.04%, Maturing February 8, 2012	1,694,133
	Dole Food Company, Inc.
181,395	Term Loan, 5.37%, Maturing April 12, 2013	178,989
1,357,064	Term Loan, 6.98%, Maturing April 12, 2013	1,339,064
407,119	Term Loan, 7.52%, Maturing April 12, 2013	401,719
	Michael Foods, Inc.
598,500	Term Loan, 7.50%, Maturing November 21, 2010	600,620
	Nutro Products, Inc.
548,625	Term Loan, 7.27%, Maturing April 26, 2013	549,654
	Pinnacle Foods Holdings Corp.
2,595,398	Term Loan, 6.88%, Maturing November 25, 2010	2,600,264
	Reddy Ice Group, Inc.
2,190,000	Term Loan, 8.38%, Maturing August 9, 2012	2,191,369
		$19,458,834
Food Service — 3.3%
	AFC Enterprises, Inc.
700,359	Term Loan, 7.75%, Maturing May 11, 2011	702,548
	Buffets, Inc.
1,000,000	Term Loan, 4.88%, Maturing June 28, 2009	1,003,750
1,178,327	Term Loan, 8.99%, Maturing June 28, 2009	1,182,746
	Burger King Corp.
1,502,503	Term Loan, 7.00%, Maturing June 30, 2012	1,500,977
	Carrols Corp.
525,250	Term Loan, 8.00%, Maturing December 31, 2010	528,205
	CBRL Group, Inc.
2,218,862	Term Loan, 6.96%, Maturing April 27, 2013	2,208,877
	CKE Restaurants, Inc.
1,629,618	Term Loan, 7.38%, Maturing May 1, 2010	1,631,655
	Denny’s, Inc.
2,484,861	Term Loan, 8.65%, Maturing September 21, 2009	2,499,875
	Domino’s, Inc.
7,405,461	Term Loan, 7.91%, Maturing June 25, 2010	7,411,630

	Jack in the Box, Inc.
$977,443	Term Loan, 6.84%, Maturing January 8, 2011	$982,331
	NPC International, Inc.
481,250	Term Loan, 7.14%, Maturing May 3, 2013	479,145
	QCE Finance, LLC
500,000	Term Loan, 7.94%, Maturing May 5, 2013	499,427
1,050,000	Term Loan, 11.25%, Maturing November 5, 2013	1,066,079
	Sagittarius Restaurants, LLC
423,938	Term Loan, 8.38%, Maturing March 29, 2013	424,600
	Weightwatchers.com, Inc.
1,250,000	Term Loan, 10.36%, Maturing June 16, 2011	1,259,375
		$23,381,220
Food/Drug Retailers — 2.1%
	General Nutrition Centers, Inc.
1,007,137	Term Loan, 8.12%, Maturing December 7, 2009	1,014,376
	Giant Eagle, Inc.
2,059,437	Term Loan, 7.66%, Maturing November 7, 2012	2,063,299
	Roundy’s Supermarkets, Inc.
3,805,875	Term Loan, 8.38%, Maturing November 3, 2011	3,847,504
	Supervalu, Inc.
1,670,813	Term Loan, 7.06%, Maturing June 1, 2012	1,670,918
	The Jean Coutu Group (PJC), Inc.
5,486,300	Term Loan, 8.00%, Maturing July 30, 2011	5,505,732
	The Pantry, Inc.
895,500	Term Loan, 7.64%, Maturing January 2, 2012	898,298
		$15,000,127
Forest Products — 3.7%
	Appleton Papers, Inc.
3,269,478	Term Loan, 7.67%, Maturing June 11, 2010	3,283,782
	Boise Cascade Holdings, LLC
2,979,519	Term Loan, 7.17%, Maturing October 29, 2011	2,993,907
	Buckeye Technologies, Inc.
1,731,975	Term Loan, 7.23%, Maturing April 15, 2010	1,748,742
	Georgia-Pacific Corp.
9,800,750	Term Loan, 7.35%, Maturing December 20, 2012	9,820,489
2,975,000	Term Loan, 7.00%, Maturing December 23, 2013	3,005,369
	NewPage Corp.
2,244,935	Term Loan, 8.50%, Maturing May 2, 2011	2,260,369
	RLC Industries Co.
1,229,720	Term Loan, 8.38%, Maturing February 24, 2010	1,232,026
	Xerium Technologies, Inc.
1,459,926	Term Loan, 8.00%, Maturing November 19, 2011	1,456,276
		$25,800,960

Healthcare — 10.2%
	Accellent, Inc.
$378,100	Term Loan, 7.40%, Maturing November 22, 2012	$377,626
	Alliance Imaging, Inc.
496,525	Term Loan, 6.75%, Maturing December 29, 2011	497,952
	American Medical Systems
1,900,000	Term Loan, 6.83%, Maturing July 20, 2012	1,902,375
	American Safety Razor Company
1,050,000	Term Loan, 7.28%, Maturing July 31, 2014	1,050,000
	Ameripath, Inc.
967,575	Term Loan, 6.83%, Maturing October 31, 2012	968,059
	AMN Healthcare, Inc.
514,787	Term Loan, 7.25%, Maturing November 2, 2011	515,914
	AMR HoldCo, Inc.
561,134	Term Loan, 7.28%, Maturing February 10, 2012	562,362
	Angiotech Pharmaceuticals, Inc.
547,174	Term Loan, 6.94%, Maturing March 23, 2013	539,878
	Caremore Holdings, Inc.
1,022,438	Term Loan, 8.75%, Maturing February 28, 2013	1,027,870
	Carl Zeiss Topco GMBH
410,000	Term Loan, 7.86%, Maturing February 28, 2013	413,075
820,000	Term Loan, 8.36%, Maturing February 28, 2014	830,250
375,000	Term Loan, 7.86%, Maturing August 31, 2014	380,016
	Community Health Systems, Inc.
6,578,870	Term Loan, 7.15%, Maturing August 19, 2011	6,584,008
	Concentra Operating Corp.
2,494,214	Term Loan, 7.33%, Maturing September 30, 2011	2,502,397
	Conmed Corp.
1,197,000	Term Loan, 7.33%, Maturing April 13, 2013	1,198,496
	CRC Health Corp.
548,625	Term Loan, 7.75%, Maturing February 6, 2013	549,311
	Davita, Inc.
7,187,986	Term Loan, 7.47%, Maturing October 5, 2012	7,218,470
	DJ Orthopedics, LLC
393,286	Term Loan, 7.04%, Maturing April 7, 2013	392,302
	Encore Medical IHC, Inc.
1,583,687	Term Loan, 8.34%, Maturing October 4, 2010	1,589,626
	FGX International, Inc.
600,000	Term Loan, 9.40%, Maturing December 12, 2012	601,500
333,000	Term Loan, 13.15%, Maturing December 9, 2013	324,675
	FHC Health Systems, Inc.
2,000,000	Term Loan, 14.23%, Maturing February 7, 2011	2,070,000
	Fresenius Medical Care Holdings
4,189,500	Term Loan, 6.85%, Maturing March 31, 2013	4,160,115
	Gentiva Health Services, Inc.
487,500	Term Loan, 7.67%, Maturing February 28, 2014	488,719

	Hanger Orthopedic Group, Inc.
$825,000	Term Loan, 8.00%, Maturing May 30, 2013	$829,125
	Healthcare Partners, LLC
424,466	Term Loan, 7.86%, Maturing March 2, 2011	426,589
	HealthSouth Corp.
2,375,000	Term Loan, 8.52%, Maturing March 10, 2013	2,386,381
	Iasis Healthcare, LLC
3,920,000	Term Loan, 7.73%, Maturing June 22, 2011	3,946,542
	Kinetic Concepts, Inc.
1,068,455	Term Loan, 7.25%, Maturing August 11, 2010	1,072,240
	Leiner Health Products, Inc.
2,450,000	Term Loan, 8.61%, Maturing May 27, 2011	2,463,017
	Lifecare Holdings, Inc.
967,688	Term Loan, 7.58%, Maturing August 11, 2012	921,319
	Lifepoint Hospitals, Inc.
4,383,241	Term Loan, 7.13%, Maturing April 15, 2012	4,367,716
	Magellan Health Services, Inc.
2,162,162	Term Loan, 5.29%, Maturing August 15, 2008	2,167,568
2,162,162	Term Loan, 7.16%, Maturing August 15, 2008	2,167,568
	Matria Healthcare, Inc.
88,462	Term Loan, 7.65%, Maturing January 19, 2007	87,798
600,000	Term Loan, 12.15%, Maturing January 19, 2007	609,750
202,827	Term Loan, 7.71%, Maturing January 19, 2012	203,080
	Medcath Holdings Corp.
425,031	Term Loan, 7.23%, Maturing July 2, 2011	425,296
	Multiplan Merger Corp.
1,028,048	Term Loan, 7.50%, Maturing April 12, 2013	1,023,336
	National Mentor Holdings, Inc.
1,156,400	Term Loan, 9.00%, Maturing June 29, 2013	1,162,182
68,600	Term Loan, 9.00%, Maturing June 29, 2013	68,943
	National Rental Institutes, Inc.
975,000	Term Loan, 9.00%, Maturing March 31, 2013	977,133
	PER-SE Technologies, Inc.
1,084,195	Term Loan, 7.74%, Maturing January 6, 2013	1,088,261
	Renal Advantage, Inc.
372,188	Term Loan, 8.38%, Maturing October 6, 2012	374,281
	Select Medical Holding Corp.
2,334,222	Term Loan, 8.38%, Maturing February 24, 2012	2,300,663
	Sunrise Medical Holdings, Inc.
1,000,000	Term Loan, 8.63%, Maturing May 13, 2010	1,001,250
	Talecris Biotherapeutics, Inc.
1,110,938	Term Loan, 8.65%, Maturing March 31, 2010	1,116,492
468,750	Term Loan, 7.06%, Maturing May 31, 2010	468,750

	Vanguard Health Holding Co., LLC
$1,354,478	Term Loan, 6.90%, Maturing September 23, 2011	$1,357,018
	VWR International, Inc.
1,831,526	Term Loan, 7.77%, Maturing April 7, 2011	1,836,678
		$71,593,972
Home Furnishings — 1.1%
	Interline Brands, Inc.
1,116,304	Term Loan, 7.26%, Maturing June 23, 2013	1,118,397
858,696	Term Loan, 7.26%, Maturing June 23, 2013	860,306
	Knoll, Inc.
1,819,163	Term Loan, 7.25%, Maturing October 3, 2012	1,829,395
	National Bedding Co., LLC
550,000	Term Loan, 8.40%, Maturing August 31, 2012	558,594
	Simmons Co.
3,208,037	Term Loan, 8.38%, Maturing December 19, 2011	3,230,593
		$7,597,285
Industrial Equipment — 1.1%
	Aearo Technologies, Inc.
400,000	Term Loan, 7.42%, Maturing September 24, 2013	407,500
	Alliance Laundry Holdings, LLC
516,250	Term Loan, 7.62%, Maturing January 27, 2012	518,993
	Douglas Dynamics Holdings, Inc.
878,579	Term Loan, 7.25%, Maturing December 16, 2010	880,776
	Flowserve Corp.
2,247,060	Term Loan, 6.98%, Maturing August 10, 2012	2,253,381
	Gleason Corp.
725,000	Term Loan, 7.95%, Maturing June 30, 2013	729,531
400,000	Term Loan, 10.97%, Maturing December 31, 2013	406,000
	Nacco Materials Handling Group, Inc.
700,000	Term Loan, 7.37%, Maturing March 22, 2013	698,250
	TFS Acquisition Corp.
2,000,000	Term Loan, 7.64%, Maturing August 11, 2013	2,015,000
		$7,909,431
Insurance — 1.1%
	ARG Holding, Inc.
1,400,000	Term Loan, 12.75%, Maturing November 30, 2012	1,419,250
	CCC Information Services Group
775,000	Term Loan, 8.00%, Maturing February 10, 2013	779,521
	Conseco, Inc.
3,312,410	Term Loan, 7.25%, Maturing June 22, 2010	3,318,621
	U.S.I. Holdings Corp.
2,221,806	Term Loan, 6.90%, Maturing March 24, 2011	2,232,915
		$7,750,307

Leisure Goods/Activities/Movies — 7.9%
	24 Hour Fitness Worldwide, Inc.
$1,860,338	Term Loan, 7.62%, Maturing June 8, 2012	$1,875,454
	Alliance Atlantis Communications, Inc.
689,275	Term Loan, 7.62%, Maturing December 20, 2011	689,562
	AMC Entertainment, Inc.
2,089,500	Term Loan, 7.53%, Maturing January 26, 2013	2,103,391
	Bombardier Recreational Product
2,225,000	Term Loan, 8.24%, Maturing June 28, 2013	2,223,609
	Century California Subsidiary
2,453,976	Term Loan, 7.11%, Maturing March 1, 2013	2,458,270
	Cinemark, Inc.
2,902,578	Term Loan, 7.26%, Maturing March 31, 2011	2,910,560
	Deluxe Entertainment Services
1,032,500	Term Loan, 9.25%, Maturing January 28, 2011	1,068,637
	Easton-Bell Sports, Inc.
623,438	Term Loan, 6.82%, Maturing March 16, 2013	624,346
	Fender Musical Instruments Co.
785,000	Term Loan, 11.12%, Maturing March 30, 2012	796,775
	HEI Acquisition, LLC
650,000	Term Loan, 8.00%, Maturing December 31, 2011	653,250
	Mega Blocks, Inc.
1,806,750	Term Loan, 7.20%, Maturing July 26, 2012	1,806,750
	Metro-Goldwyn-Mayer Holdings, Inc.
10,194,450	Term Loan, 8.75%, Maturing April 8, 2012	10,169,943
	Regal Cinemas Corp.
9,511,649	Term Loan, 8.38%, Maturing November 10, 2010	9,489,848
	Six Flags Theme Parks, Inc.
7,942,036	Term Loan, 8.38%, Maturing June 30, 2009	8,071,801
	Southwest Sports Group, LLC
2,000,000	Term Loan, 8.00%, Maturing December 22, 2010	2,001,250
	Universal City Development Partners, Ltd.
2,038,400	Term Loan, 6.90%, Maturing June 9, 2011	2,042,860
	WMG Acquisition Corp.
6,395,245	Term Loan, 7.39%, Maturing February 28, 2011	6,423,627
		$55,409,933
Lodging and Casinos — 3.8%
	Alliance Gaming Corp.
2,760,035	Term Loan, 7.62%, Maturing September 5, 2009	2,768,086
	Ameristar Casinos, Inc.
1,218,875	Term Loan, 8.50%, Maturing November 10, 2012	1,219,447
	CCM Merger, Inc.
1,580,295	Term Loan, 7.45%, Maturing April 25, 2012	1,577,332
	Columbia Entertainment
336,741	Term Loan, 7.38%, Maturing October 24, 2011	338,425

	Fairmont Hotels and Resorts, Inc.
$1,550,000	Term Loan, 8.58%, Maturing May 12, 2011	$1,563,563
	Globalcash Access, LLC
638,913	Term Loan, 7.08%, Maturing March 10, 2010	638,913
	Isle of Capri Casinos, Inc.
2,492,050	Term Loan, 7.17%, Maturing February 4, 2011	2,496,411
	Penn National Gaming, Inc.
7,220,438	Term Loan, 7.20%, Maturing October 3, 2012	7,257,442
	Pinnacle Entertainment, Inc.
700,000	Term Loan, 7.33%, Maturing December 14, 2011	702,407
	Resorts International Holdings, LLC
1,188,936	Term Loan, 8.38%, Maturing April 26, 2012	1,197,705
1,151,050	Term Loan, 8.38%, Maturing April 26, 2013	1,197,092
	Venetian Casino Resort, LLC
3,770,887	Term Loan, 6.90%, Maturing June 15, 2011	3,771,181
777,502	Term Loan, 6.90%, Maturing June 15, 2011	777,563
	VML US Finance, LLC
500,000	Term Loan, 0.00%, Maturing May 25, 2012 (3)	499,636
1,000,000	Term Loan, 6.90%, Maturing May 25, 2013	1,005,000
		$27,010,203
Nonferrous Metals/Minerals — 2.0%
	Almatis Holdings 5 BV
362,500	Term Loan, 4.88%, Maturing December 21, 2013	367,517
362,500	Term Loan, 4.88%, Maturing December 21, 2014	369,135
	Alpha Natural Resources, LLC
970,125	Term Loan, 7.25%, Maturing October 26, 2012	970,580
	Carmeuse Lime, Inc.
650,685	Term Loan, 7.25%, Maturing May 2, 2011	652,312
	International Mill Service, Inc.
2,000,000	Term Loan, 7.26%, Maturing October 26, 2011	2,007,500
	Magnequench International, Inc.
1,714,875	Term Loan, 8.20%, Maturing August 31, 2009	1,718,090
	Magnum Coal Co.
209,091	Term Loan, 8.58%, Maturing March 15, 2013	209,352
2,085,682	Term Loan, 8.75%, Maturing March 15, 2013	2,088,289
	Murray Energy Corp.
965,300	Term Loan, 8.40%, Maturing January 28, 2010	974,953
	Novelis, Inc.
1,171,113	Term Loan, 7.36%, Maturing January 7, 2012	1,176,966
2,036,462	Term Loan, 7.72%, Maturing January 7, 2012	2,046,638
	Stillwater Mining Co.
1,356,686	Term Loan, 7.63%, Maturing July 30, 2010	1,361,773
		$13,943,105

Oil and Gas — 3.5%
	Coffeyville Resources, LLC
$850,000	Term Loan, 12.13%, Maturing June 24, 2013	$877,625
	Concho Resources, Inc.
2,425,000	Term Loan, 7.15%, Maturing July 6, 2011 (4)	2,413,603
	Dresser, Inc.
529,268	Term Loan, 7.83%, Maturing March 31, 2007	534,561
	El Paso Corp.
1,500,000	Term Loan, 7.43%, Maturing July 31, 2011	1,509,777
	Epco Holdings, Inc.
444,249	Term Loan, 8.93%, Maturing August 18, 2008	445,637
2,262,150	Term Loan, 7.38%, Maturing August 18, 2010	2,277,879
	Key Energy Services, Inc.
1,328,325	Term Loan, 9.11%, Maturing June 30, 2012	1,335,797
	LB Pacific, L.P.
1,617,044	Term Loan, 7.95%, Maturing March 3, 2012	1,625,129
	Niska Gas Storage
278,788	Term Loan, 7.03%, Maturing May 13, 2011	278,788
291,995	Term Loan, 7.03%, Maturing May 13, 2011	291,995
195,152	Term Loan, 0.00%, Maturing May 13, 2011 (3)	195,152
1,529,674	Term Loan, 7.03%, Maturing May 12, 2013	1,529,674
	Petroleum Geo-Services ASA
1,327,338	Term Loan, 7.75%, Maturing December 16, 2012	1,338,952
	Primary Natural Resources, Inc.
1,745,625	Term Loan, 9.50%, Maturing July 28, 2010 (4)	1,742,308
	Targa Resources, Inc.
1,855,000	Term Loan, 7.06%, Maturing October 31, 2007	1,857,705
1,410,000	Term Loan, 7.06%, Maturing October 31, 2012	1,416,919
2,515,988	Term Loan, 7.06%, Maturing October 31, 2012	2,528,333
	Universal Compression, Inc.
1,135,632	Term Loan, 6.90%, Maturing February 15, 2012	1,136,578
	W&T Offshore, Inc.
1,150,000	Term Loan, 7.75%, Maturing May 26, 2010	1,155,511
		$24,491,923
Publishing — 5.7%
	American Media Operations, Inc.
1,000,000	Term Loan, 8.12%, Maturing January 31, 2013	1,007,375
	Caribe Information Investments
872,813	Term Loan, 7.49%, Maturing March 31, 2013	873,904
	CBD Media, LLC
3,533,614	Term Loan, 7.83%, Maturing December 31, 2009	3,555,699
	Dex Media East, LLC
4,005,674	Term Loan, 6.88%, Maturing May 8, 2009	3,997,887
	Dex Media West, LLC
3,549,993	Term Loan, 6.86%, Maturing March 9, 2010	3,539,101

	Gatehouse Media Operating, Inc.
$1,875,000	Term Loan, 7.66%, Maturing June 6, 2013	$1,878,516
	Hanley-Wood, LLC
59,099	Term Loan, 7.67%, Maturing August 1, 2012	59,062
498,534	Term Loan, 7.70%, Maturing August 1, 2012	498,223
	Medianews Group, Inc.
554,986	Term Loan, 6.58%, Maturing August 25, 2010	549,436
1,075,000	Term Loan, 7.22%, Maturing August 2, 2013	1,077,688
	Merrill Communications, LLC
5,454,516	Term Loan, 7.65%, Maturing May 5, 2011	5,483,496
	Nebraska Book Co., Inc.
1,458,882	Term Loan, 9.00%, Maturing March 4, 2011	1,465,265
	Philadelphia Newspapers, LLC
825,000	Term Loan, 8.20%, Maturing June 29, 2013	829,641
	R.H. Donnelley Corp.
104,779	Term Loan, 8.38%, Maturing December 31, 2009	103,871
9,752,606	Term Loan, 8.38%, Maturing June 30, 2011	9,700,030
	Source Media, Inc.
1,332,450	Term Loan, 7.61%, Maturing November 8, 2011	1,338,279
	Xsys US, Inc.
2,004,256	Term Loan, 8.00%, Maturing December 31, 2012	2,021,794
2,031,126	Term Loan, 8.50%, Maturing December 31, 2013	2,059,054
		$40,038,321
Radio and Television — 6.4%
	Adams Outdoor Advertising, L.P.
3,528,028	Term Loan, 7.27%, Maturing October 18, 2012	3,537,952
	ALM Media Holdings, Inc.
1,175,974	Term Loan, 8.00%, Maturing March 5, 2010	1,175,607
	Block Communications, Inc.
945,250	Term Loan, 7.50%, Maturing December 22, 2011	948,204
	Cequel Communications, LLC
1,800,000	Term Loan, 9.99%, Maturing May 5, 2014	1,746,000
3,308,041	Term Loan, 11.49%, Maturing May 5, 2014	3,183,990
	CMP KC, LLC
1,000,000	Term Loan, 9.31%, Maturing May 3, 2011	1,001,250
	CMP Susquehanna Corp.
1,541,250	Term Loan, 7.31%, Maturing May 5, 2013	1,541,010
	Cumulus Media, Inc.
1,600,000	Term Loan, 7.45%, Maturing June 7, 2013	1,606,125
	DirecTV Holdings, LLC
3,983,275	Term Loan, 6.82%, Maturing April 13, 2013	3,988,254
	Emmis Operating Co.
829,722	Term Loan, 7.08%, Maturing November 10, 2011	831,861
	Entravision Communications Corp.
1,463,938	Term Loan, 7.01%, Maturing September 29, 2013	1,465,311

	Gray Television, Inc.
$1,417,875	Term Loan, 7.01%, Maturing November 22, 2015	$1,418,761
	HIT Entertainment, Inc.
1,311,750	Term Loan, 7.70%, Maturing March 20, 2012	1,319,401
	Intelsat Subsuduary Holding Co.
1,100,000	Term Loan, 7.76%, Maturing July 3, 2013	1,106,416
	NEP Supershooters, L.P.
1,916,927	Term Loan, 13.50%, Maturing August 3, 2011	1,945,681
	Nexstar Broadcasting, Inc.
2,027,887	Term Loan, 7.25%, Maturing October 1, 2012	2,023,663
1,969,640	Term Loan, 7.25%, Maturing October 1, 2012	1,965,538
	NextMedia Operating, Inc.
309,205	Term Loan, 7.33%, Maturing November 15, 2012	308,239
137,423	Term Loan, 7.33%, Maturing November 15, 2012	136,994
	Panamsat Corp.
2,750,000	Term Loan, 8.78%, Maturing January 3, 2014	2,771,486
	Patriot Media and Communications CNJ, LLC
600,000	Term Loan, 10.50%, Maturing October 4, 2013	613,500
	Paxson Communcations Corp.
2,775,000	Term Loan, 8.76%, Maturing December 30, 2011	2,820,094
	Raycom TV Broadcasting, LLC
3,133,644	Term Loan, 8.38%, Maturing August 28, 2013	3,119,935
	SFX Entertainment
1,567,125	Term Loan, 8.38%, Maturing June 21, 2013	1,569,737
	Spanish Broadcasting System
994,962	Term Loan, 7.75%, Maturing June 11, 2012	995,584
	Young Broadcasting, Inc.
997,500	Term Loan, 8.00%, Maturing November 3, 2012	993,292
806,850	Term Loan, 8.50%, Maturing November 3, 2012	803,446
		$44,937,331
Rail Industries — 0.9%
	Kansas City Southern Railway Co.
2,250,000	Term Loan, 6.18%, Maturing February 28, 2013	2,255,625
	Railamerica, Inc.
3,825,645	Term Loan, 4.88%, Maturing September 29, 2011	3,841,188
452,228	Term Loan, 7.44%, Maturing September 29, 2011	454,065
		$6,550,878
Retailers (Except Food and Drug) — 4.6%
	Advance Stores Company, Inc.
162,686	Term Loan, 6.87%, Maturing September 30, 2010	162,889
96,713	Term Loan, 6.95%, Maturing September 30, 2010	96,834
	Alimentation Couche-Tard, Inc.
3,599,399	Term Loan, 7.13%, Maturing December 17, 2010	3,622,644

	American Achievement Corp.
$1,722,128	Term Loan, 5.25%, Maturing March 25, 2011	$1,735,044
	Amscan Holdings, Inc.
1,596,000	Term Loan, 8.32%, Maturing December 23, 2012	1,604,646
	Coinmach Laundry Corp.
3,892,132	Term Loan, 8.00%, Maturing December 19, 2012	3,922,541
	FTD, Inc.
800,000	Term Loan, 7.41%, Maturing July 28, 2013	803,500
	Harbor Freight Tools USA, Inc.
2,125,354	Term Loan, 7.22%, Maturing July 15, 2010	2,127,214
	Home Interiors & Gifts, Inc.
2,751,969	Term Loan, 10.39%, Maturing March 31, 2011	2,380,453
	Josten’s Corp.
4,760,195	Term Loan, 7.97%, Maturing October 4, 2010	4,787,567
	Mapco Express, Inc.
606,564	Term Loan, 8.20%, Maturing April 28, 2011	611,492
	Mauser Werke GMBH & Co. KG
1,300,000	Term Loan, 8.25%, Maturing December 3, 2011	1,308,125
	Movie Gallery, Inc.
593,864	Term Loan, 10.75%, Maturing April 27, 2011	563,057
	Neiman Marcus Group, Inc.
1,020,570	Term Loan, 9.00%, Maturing April 5, 2013	1,029,967
	Oriental Trading Company, Inc.
975,000	Term Loan, 11.47%, Maturing January 31, 2013	985,969
1,850,000	Term Loan, 8.18%, Maturing July 31, 2013	1,852,697
	Sears Canada, Inc.
997,500	Term Loan, 8.38%, Maturing December 22, 2012	999,370
	Travelcenters of America, Inc.
3,422,800	Term Loan, 6.90%, Maturing November 30, 2008	3,424,939
		$32,018,948
Steel — 0.2%
	Gibraltar Industries, Inc.
529,891	Term Loan, 7.19%, Maturing December 8, 2010	529,891
	John Maneely Co.
529,659	Term Loan, 8.51%, Maturing March 25, 2013	534,404
		$1,064,295
Surface Transport — 1.1%
	Gainey Corp.
850,000	Term Loan, 6.07%, Maturing April 20, 2012	856,375
	Horizon Lines, LLC
2,964,500	Term Loan, 7.40%, Maturing July 7, 2011	2,976,545
	Ozburn-Hessey Holding Co., LLC
500,000	Term Loan, 8.78%, Maturing August 9, 2012	500,000

	Sirva Worldwide, Inc.
$1,819,506	Term Loan, 8.38%, Maturing December 1, 2010	$1,743,692
	Vanguard Car Rental USA
1,800,000	Term Loan, 6.90%, Maturing June 14, 2013	1,804,275
		$7,880,887
Telecommunications — 5.1%
	Alaska Communications Systems Holdings, Inc.
1,105,000	Term Loan, 7.25%, Maturing February 1, 2011	1,103,204
	Asurion Corp.
1,550,000	Term Loan, 8.33%, Maturing July 13, 2012	1,553,875
1,050,000	Term Loan, 11.58%, Maturing January 13, 2013	1,063,125
	Cellular South, Inc.
1,319,040	Term Loan, 9.35%, Maturing May 4, 2011	1,320,278
	Centennial Cellular Operating Co., LLC
4,594,820	Term Loan, 7.11%, Maturing February 9, 2011	4,631,331
	Cincinnati Bell, Inc.
719,563	Term Loan, 6.99%, Maturing August 31, 2012	717,764
	Consolidated Communications, Inc.
4,496,651	Term Loan, 7.44%, Maturing October 14, 2011	4,499,462
	Crown Castle Operating Co.
1,000,000	Term Loan, 7.65%, Maturing June 1, 2014	1,006,667
	D&E Communications, Inc.
1,464,568	Term Loan, 8.03%, Maturing December 31, 2011	1,471,891
	Fairpoint Communications, Inc.
3,235,000	Term Loan, 11.75%, Maturing February 8, 2012	3,215,794
	Hawaiian Telcom Communications, Inc.
828,156	Term Loan, 7.75%, Maturing October 31, 2012	830,744
	Iowa Telecommunications Services
688,000	Term Loan, 7.24%, Maturing November 23, 2011	689,577
	IPC Acquisition Corp.
497,360	Term Loan, 8.03%, Maturing August 5, 2011	500,096
	Madison River Capital, LLC
600,000	Term Loan, 7.73%, Maturing July 31, 2012	603,000
	NTelos, Inc.
1,334,691	Term Loan, 7.58%, Maturing August 24, 2011	1,335,191
	Stratos Global Corp.
1,175,000	Term Loan, 8.25%, Maturing February 13, 2012	1,172,797
	Triton PCS, Inc.
3,177,940	Term Loan, 6.90%, Maturing November 18, 2009	3,206,144
	Westcom Corp.
809,639	Term Loan, 12.54%, Maturing December 17, 2010	810,652
1,000,000	Term Loan, 12.54%, Maturing June 17, 2011	1,006,875
	Windstream Corp.
4,700,000	Term Loan, 7.26%, Maturing July 17, 2013	4,730,216
		$35,468,683

Utilities — 3.7%
	Astoria Generating Co.
$1,000,000	Term Loan, 9.20%, Maturing August 23, 2013	$1,012,375
	BRSP, LLC
2,100,000	Term Loan, 8.58%, Maturing July 13, 2009	2,110,500
	Cellnet Technology, Inc.
625,255	Term Loan, 8.50%, Maturing April 26, 2012	633,071
	Cogentrix Delaware Holdings, Inc.
736,082	Term Loan, 7.00%, Maturing April 14, 2012	737,769
	Covanta Energy Corp.
1,092,683	Term Loan, 6.85%, Maturing May 27, 2013	1,101,105
783,018	Term Loan, 7.70%, Maturing May 27, 2013	789,054
520,000	Term Loan, 10.96%, Maturing June 24, 2013	531,700
	KGen, LLC
987,500	Term Loan, 8.12%, Maturing August 5, 2011	991,203
	La Paloma Generating Co., LLC
327,399	Term Loan, 7.25%, Maturing August 16, 2012	326,990
55,738	Term Loan, 7.25%, Maturing August 16, 2012	55,668
26,075	Term Loan, 7.25%, Maturing August 16, 2012	26,043
	LSP General Finance Co., LLC
1,007,576	Term Loan, 7.25%, Maturing April 14, 2013	1,005,896
42,424	Term Loan, 8.67%, Maturing April 14, 2013 (3)	42,354
	Mirant North America, LLC
1,218,875	Term Loan, 8.75%, Maturing January 3, 2013	1,217,678
	NRG Energy, Inc.
8,827,875	Term Loan, 7.33%, Maturing February 1, 2013	8,871,555
2,050,000	Term Loan, 7.50%, Maturing February 1, 2013	2,058,456
	Pike Electric, Inc.
1,973,599	Term Loan, 6.88%, Maturing July 1, 2012	1,972,983
535,779	Term Loan, 6.88%, Maturing July 2, 2012	535,612
	Plains Resources, Inc.
665,243	Term Loan, 7.48%, Maturing August 12, 2011	666,075
	Reliant Energy, Inc.
320,941	Term Loan, 8.38%, Maturing December 22, 2010	321,393
	Wolf Hollow I L.P.
437,043	Term Loan, 7.39%, Maturing June 22, 2012	439,229
450,000	Term Loan, 7.58%, Maturing June 22, 2012	452,250
		$25,898,959
Total Senior, Floating Rate Interests (identified cost $966,381,383)		$966,670,593

Corporate Bonds & Notes — 13.9%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.2%
	Argo Tech Corp., Sr. Notes
$1,540	9.25%, 6/1/11	$1,597,750
	DRS Technologies, Inc., Sr. Sub. Notes
90	7.625%, 2/1/18	90,450
		$1,688,200
Automotive — 0.8%
	Altra Industrial Motion, Inc.
250	9.00%, 12/1/11	252,500
	Commercial Vehicle Group, Inc., Sr. Notes
110	8.00%, 7/1/13	105,325
	Ford Motor Credit Co.
1,100	8.466%, 11/2/07	1,110,738
220	6.625%, 6/16/08	216,435
795	7.375%, 10/28/09	780,281
375	7.875%, 6/15/10	368,852
	Ford Motor Credit Co., Sr. Notes
745	9.875%, 8/10/11	779,131
	General Motors Acceptance Corp.
270	6.125%, 9/15/06	269,960
220	5.125%, 5/9/08	213,985
110	5.85%, 1/14/09	106,816
45	7.00%, 2/1/12	44,300
980	8.00%, 11/1/31	993,165
	Tenneco Automotive, Inc., Series B
145	10.25%, 7/15/13	158,594
	Tenneco Automotive, Inc., Sr. Sub. Notes
280	8.625%, 11/15/14	280,700
	Visteon Corp., Sr. Notes
200	8.25%, 8/1/10	197,000
85	7.00%, 3/10/14	75,862
		$5,953,644
Brokers/Dealers/Investment Houses — 0.1%
	E*Trade Financial Corp., Sr. Notes
15	8.00%, 6/15/11	15,637
	Residential Capital Corp., Sub. Notes, Variable Rate
545	7.337%, 4/17/09 (6)	547,814
		$563,451

Building and Development — 0.5%
	Collins & Aikman Floor Cover
$400	9.75%, 2/15/10	$395,000
	General Cable Corp., Sr. Notes
130	9.50%, 11/15/10	139,750
	Interline Brands, Inc., Sr. Sub. Notes
150	8.125%, 6/15/14	151,875
	Mueller Group, Inc., Sr. Sub. Notes
390	10.00%, 5/1/12	427,050
	Mueller Holdings, Inc., Disc. Notes, (0.00% until 2009)
83	14.75%, 4/15/14	73,455
	Nortek, Inc., Sr. Sub. Notes
930	8.50%, 9/1/14	869,550
	Panolam Industries International, Sr. Sub. Notes
325	10.75%, 10/1/13 (6)	316,875
	RMCC Acquisition Co., Sr. Sub. Notes
835	10.00%, 11/1/12 (6)	876,750
	Stanley-Martin Co.
90	9.75%, 8/15/15	70,650
		$3,320,955
Business Equipment and Services — 0.7%
	Activant Solutions, Inc., Sr. Sub. Notes
110	9.50%, 5/1/16 (6)	103,675
	Affinion Group, Inc.
110	10.125%, 10/15/13 (6)	114,675
	Affinion Group, Inc., Sr. Sub. Notes
150	11.50%, 10/15/15 (6)	152,250
	Hydrochem Industrial Services, Inc., Sr. Sub Notes
100	9.25%, 2/15/13 (6)	99,000
	Knowledge Learning Center, Sr. Sub. Notes
180	7.75%, 2/1/15 (6)	167,850
	Lamar Media Corp.
150	6.625%, 8/15/15 (6)	141,375
	Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
1,040	9.875%, 8/15/11	1,097,200
	Safety Products Holdings, Inc., Sr. Notes (PIK)
315	11.75%, 1/1/12 (4)	326,546
	Sungard Data Systems, Inc.
445	9.125%, 8/15/13	461,687
344	10.25%, 8/15/15	353,030
	Sungard Data Systems, Inc., Variable Rate
110	9.973%, 8/15/13	115,500

	United Rentals North America, Inc.
$490	6.50%, 2/15/12	$466,725
	United Rentals North America, Inc., Sr. Sub. Notes
1,000	7.75%, 11/15/13	962,500
		$4,562,013
Cable and Satellite Television — 0.8%
	Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
240	9.62%, 4/1/09	257,100
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
1,785	8.75%, 11/15/13	1,793,925
	CSC Holdings, Inc., Series B
105	8.125%, 8/15/09	108,937
	CSC Holdings, Inc., Sr. Notes, Series B
35	7.625%, 4/1/11	35,962
	Insight Communications, Sr. Disc. Notes
295	12.25%, 2/15/11	314,175
	Kabel Deutschland GMBH
220	10.625%, 7/1/14 (6)	236,500
	NTL Cable, PLC
150	8.75%, 4/15/14	156,375
	UGS Corp.
2,320	10.00%, 6/1/12	2,505,600
		$5,408,574
Chemicals and Plastics — 1.0%
	BCP Crystal Holdings Corp., Sr. Sub. Notes
435	9.625%, 6/15/14	473,606
	Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, (0.00% until 2009)
1,004	10.50%, 10/1/14	805,710
	Equistar Chemical, Sr. Notes
125	10.625%, 5/1/11	135,000
	Hexion U.S. Finance/Nova Scotia Finance
1,115	9.00%, 7/15/14	1,126,150
	Ineos Group Holdings PLC
815	8.50%, 2/15/16 (6)	778,325
	Nova Chemicals Corp., Sr. Notes Variable Rate
215	8.405%, 11/15/13	220,644
	OM Group, Inc.
2,010	9.25%, 12/15/11	2,100,450
	Polyone Corp., Sr. Notes
710	10.625%, 5/15/10	765,025
70	8.875%, 5/1/12	70,525

	Reichhold Industries Inc.
$150	9.00%, 8/15/14 (6)	$147,750
	Rockwood Specialties Group, Sr. Sub. Notes
328	10.625%, 5/15/11	353,420
		$6,976,605
Clothing/Textiles — 0.5%
	Levi Strauss & Co., Sr. Notes
920	12.25%, 12/15/12	1,035,000
105	9.75%, 1/15/15	109,200
220	8.875%, 4/1/16	218,350
	Levi Strauss & Co., Sr. Notes, Variable Rate
425	10.258%, 4/1/12	440,937
	Oxford Industries, Inc., Sr. Notes
1,290	8.875%, 6/1/11	1,309,350
	Perry Ellis International, Inc., Sr. Sub. Notes
205	8.875%, 9/15/13	199,875
	Phillips Van-Heusen, Sr. Notes
50	7.25%, 2/15/11	50,125
	Quiksilver, Inc.
45	6.875%, 4/15/15	42,187
		$3,405,024
Conglomerates — 0.3%
	Amsted Industries, Inc., Sr. Notes
1,000	10.25%, 10/15/11 (6)	1,085,000
	Education Management, LLC, Sr. Notes
310	8.75%, 6/1/14 (6)	308,450
	Education Management, LLC, Sr. Sub. Notes
430	10.25%, 6/1/16 (6)	427,850
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
234	8.329%, 6/15/12	234,585
		$2,055,885
Containers and Glass Products — 0.1%
	Intertape Polymer US, Inc., Sr. Sub. Notes
825	8.50%, 8/1/14	773,437
	Pliant Corp.
215	11.625%, 6/15/09 (4)	233,374
		$1,006,811
Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
570	9.50%, 4/15/14	584,250
		$584,250

Electronic/Electric — 0.1%
	Amkor Technologies, Inc., Sr. Notes
$485	7.125%, 3/15/11	$462,569
110	7.75%, 5/15/13	103,812
	CPI Holdco, Inc., Sr. Notes, Variable Rate
110	11.298%, 2/1/15	113,850
	Avago Technologies Finance, Sr. Notes
155	10.125%, 12/1/13 (6)	162,944
		$843,175
Equipment Leasing — 0.2%
	Hertz Corp., Sr. Notes
1,065	8.875%, 1/1/14 (6)	1,110,262
	Hertz Corp., Sr. Sub. Notes
82	10.50%, 1/1/16 (6)	88,765
		$1,199,027
Financial Intermediaries — 1.3%
	Alzette, Variable Rate
750	8.636%, 12/15/20 (6)	767,344
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	7.35%, 2/24/19 (6)	764,317
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,000	7.457%, 4/15/19 (6)	1,014,380
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	7.557%, 1/15/19 (6)	1,017,030
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	10.77%, 3/8/17	1,055,370
	Centurion CDO 9 Ltd., Series 2005-9A
750	9.35%, 7/17/19	778,275
	First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	7.79%, 7/27/16 (6)	1,000,000
	Sonata Securities S.A., Series 2006-5
750	0.00%, 6/27/07	760,897
	Sonata Securities S.A., Series 2006-6
750	0.00%, 6/27/07	760,897
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,000	7.474%, 3/21/17 (6)	1,007,370
		$8,925,880
Food Products — 0.1%
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
550	11.50%, 11/1/11	479,875
	Nutro Products, Inc., Sr. Notes, Variable Rate
85	9.23%, 10/15/13 (6)	87,975

	Nutro Products, Inc., Sr. Sub. Notes
$130	10.75%, 4/15/14 (6)	$137,800
	Pierre Foods, Inc., Sr. Sub. Notes
40	9.875%, 7/15/12	40,600
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
115	8.25%, 12/1/13	113,562
		$859,812
Food Service — 0.1%
	EPL Finance Corp., Sr. Notes
290	11.75%, 11/15/13 (6)	325,525
	NPC International, Inc., Sr. Sub. Notes
240	9.50%, 5/1/14 (6)	233,400
		$558,925
Food/Drug Retailers — 0.2%
	General Nutrition Centers, Inc.
105	8.625%, 1/15/11	105,525
	Jean Coutu Group (PJC), Inc., Sr. Sub. Notes
85	8.50%, 8/1/14	81,494
	Rite Aid Corp.
385	7.125%, 1/15/07	387,887
980	6.125%, 12/15/08 (6)	953,050
215	8.125%, 5/1/10	216,881
		$1,744,837
Forest Products — 0.2%
	Abitibi-Consolidated, Inc.
195	6.95%, 4/1/08	194,512
	Domtar, Inc.
210	7.125%, 8/1/15	196,350
	JSG Funding PLC, Sr. Notes
365	9.625%, 10/1/12	382,794
	NewPage Corp.
380	10.00%, 5/1/12	394,250
	NewPage Corp., Variable Rate
155	11.739%, 5/1/12	168,175
	Stone Container Corp.
255	7.375%, 7/15/14	230,775
		$1,566,856
Healthcare — 0.9%
	Accellent, Inc.
485	10.50%, 12/1/13	503,187
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
355	10.00%, 2/15/15	379,850
	CDRV Investors, Inc., Sr. Disc. Notes, (0.00% until 2010)
35	9.625%, 1/1/15	25,375

	Encore Medical IHC, Inc.
$305	9.75%, 10/1/12	$336,262
	HCA, Inc.
50	8.75%, 9/1/10	50,500
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
550	8.75%, 2/15/12	547,250
	Multiplan, Inc., Sr. Sub. Notes
270	10.375%, 4/15/16 (6)	273,375
	National Mentor, Inc., Sr. Sub. Notes
215	11.25%, 7/1/14 (6)	222,525
	Res-Care, Inc., Sr. Notes
220	7.75%, 10/15/13	220,550
	Service Corp. International, Sr. Notes
440	8.00%, 6/15/17 (6)	423,500
	Tenet Healthcare Corp., Sr. Notes
10	9.25%, 2/1/15	9,475
	Triad Hospitals, Inc., Sr. Notes
215	7.00%, 5/15/12	212,312
	Triad Hospitals, Inc., Sr. Sub. Notes
255	7.00%, 11/15/13	244,800
	US Oncology, Inc.
390	9.00%, 8/15/12	405,600
1,940	10.75%, 8/15/14	2,119,450
	Ventas Realty L.P. / Capital Corp., Sr. Notes
155	7.125%, 6/1/15	159,456
	VWR International, Inc., Sr. Sub. Notes
235	8.00%, 4/15/14	233,825
		$6,367,292
Home Furnishings — 0.0%
	Fedders North America, Inc.
11	9.875%, 3/1/14	7,645
	Steinway Musical Instruments, Sr. Notes
175	7.00%, 3/1/14 (6)	169,750
		$177,395
Industrial Equipment — 0.2%
	Case New Holland, Inc.
655	7.125%, 3/1/14	650,087
	Case New Holland, Inc., Sr. Notes
220	9.25%, 8/1/11	234,300
	Chart Industries, Inc., Sr. Sub. Notes
215	9.125%, 10/15/15 (6)	224,675
	Thermadyne Holdings Corp., Sr. Sub. Notes
295	9.25%, 2/1/14	252,225
		$1,361,287

Leisure Goods/Activities/Movies — 0.5%
	AMC Entertainment, Inc., Sr. Sub. Notes
$440	9.875%, 2/1/12	$452,100
	AMC Entertainment, Inc., Variable Rate
65	9.655%, 8/15/10	67,275
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
220	12.50%, 4/1/13 (6)	220,000
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
405	9.818%, 4/1/12 (6)	405,000
	Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
385	12.00%, 8/15/14	295,487
	Samsonite Corp., Sr. Sub. Notes
490	8.875%, 6/1/11	505,925
	Six Flags Theme Parks, Inc., Sr. Notes
440	9.625%, 6/1/14	394,900
	Universal City Development Partners, Sr. Notes
385	11.75%, 4/1/10	418,688
	Universal City Florida Holding, Sr. Notes, Variable Rate
525	10.239%, 5/1/10	539,438
		$3,298,813
Lodging and Casinos — 0.7%
	CCM Merger, Inc.
170	8.00%, 8/1/13 (6)	163,625
	Chukchansi EDA, Sr. Notes, Variable Rate
310	8.78%, 11/15/12 (6)	320,850
	Galaxy Entertainment Finance
200	9.875%, 12/15/12 (6)	210,500
	Greektown Holdings, LLC, Sr. Notes
225	10.75%, 12/1/13 (6)	237,938
	Inn of the Mountain Gods, Sr. Notes
585	12.00%, 11/15/10	593,775
	Las Vegas Sands Corp.
165	6.375%, 2/15/15	154,275
	Majestic HoldCo, LLC, (0.00% until 2008)
150	12.50%, 10/15/11 (6)	111,000
	Majestic Star Casino, LLC
235	9.50%, 10/15/10	242,931
230	9.75%, 1/15/11	225,975
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
110	8.00%, 4/1/12	113,988
	OED Corp./Diamond Jo, LLC
125	8.75%, 4/15/12	125,313

	San Pasqual Casino
$345	8.00%, 9/15/13 (6)	$348,881
	Station Casinos, Inc.
170	7.75%, 8/15/16	176,163
	Station Casinos, Inc., Sr. Notes
105	6.00%, 4/1/12	100,931
	Trump Entertainment Resorts, Inc.
1,105	8.50%, 6/1/15	1,074,613
	Tunica-Biloxi Gaming Authority, Sr. Notes
265	9.00%, 11/15/15 (4)(6)	273,613
	Waterford Gaming, LLC, Sr. Notes
418	8.625%, 9/15/12 (6)	442,558
	Wynn Las Vegas, LLC
120	6.625%, 12/1/14	115,200
		$5,032,129
Nonferrous Metals/Minerals — 0.0%
	Alpha Natural Resources, Sr. Notes
90	10.00%, 6/1/12	96,750
	FMG Finance PTY Ltd.
215	10.625%, 9/1/16 (6)	215,000
	Novelis, Inc., Sr. Notes
110	8.25%, 2/15/15 (6)	105,050
		$416,800
Oil and Gas — 0.8%
	Allis-Chalmers Energy, Inc., Sr. Notes
500	9.00%, 1/15/14 (6)	511,250
	Clayton Williams Energy, Inc.
130	7.75%, 8/1/13	122,200
	Copano Energy, LLC, Sr. Notes
75	8.125%, 3/1/16	76,313
	El Paso Corp.
245	9.625%, 5/15/12	270,725
	El Paso Production Holding Co.
280	7.75%, 6/1/13	285,600
	Encore Acquisition Co., Sr. Sub. Notes
175	7.25%, 12/1/17	171,938
	Giant Industries
90	8.00%, 5/15/14	98,100
	Kinder Morgan Finance
320	5.35%, 1/5/11	306,992
	Ocean Rig Norway AS, Sr. Notes
110	8.375%, 7/1/13 (6)	116,600
	Parker Drilling Co., Sr. Notes
110	9.625%, 10/1/13	120,450

	Petrobras International Finance Co.
$60	7.75%, 9/15/14	$66,480
	Petrohawk Energy Corp.
890	9.125%, 7/15/13 (6)	910,025
	Quicksilver Resources, Inc.
235	7.125%, 4/1/16	225,600
	Semgroup L.P., Sr. Notes
290	8.75%, 11/15/15 (6)	296,525
	Sesi, LLC, Sr. Notes
65	6.875%, 6/1/14 (6)	64,025
	Stewart & Stevenson, LLC, Sr. Notes
215	10.00%, 7/15/14 (6)	221,450
	Transmontaigne, Inc., Sr. Sub. Notes
625	9.125%, 6/1/10	669,350
	United Refining Co., Sr. Notes
630	10.50%, 8/15/12	669,375
	Verasun Energy Corp.
335	9.875%, 12/15/12	357,613
	Williams Cos., Inc. (The)
90	8.75%, 3/15/32	97,425
		$5,658,036
Publishing — 0.4%
	American Media Operations, Inc., Series B
700	10.25%, 5/1/09	651,000
	CBD Media, Inc., Sr. Sub. Notes
135	8.625%, 6/1/11	132,975
	Houghton Mifflin Co., Sr. Sub. Notes
780	9.875%, 2/1/13	811,200
	MediaNews Group, Inc., Sr. Sub. Notes
110	6.875%, 10/1/13	101,200
	R.H. Donnelley Corp., Sr. Disc. Notes
235	6.875%, 1/15/13	212,088
420	6.875%, 1/15/13	379,050
	R.H. Donnelley Corp., Sr. Notes
265	8.875%, 1/15/16	262,350
		$2,549,863
Radio and Television — 0.6%
	Advanstar Communications, Inc.
1,135	10.75%, 8/15/10	1,231,475
	CanWest Media, Inc.
290	8.00%, 9/15/12	282,025
	LBI Media, Inc.
180	10.125%, 7/15/12	188,550
	Rainbow National Services, LLC, Sr. Notes
115	8.75%, 9/1/12 (6)	121,900

	Rainbow National Services, LLC, Sr. Sub. Debs.
$1,470	10.375%, 9/1/14 (6)	$1,644,563
	Sirius Satellite Radio, Sr. Notes
565	9.625%, 8/1/13	539,575
		$4,008,088
Rail Industries — 0.0%
	Kansas City Southern Railway Co.
105	9.50%, 10/1/08	109,463
	TFM SA de C.V., Sr. Notes
145	12.50%, 6/15/12	161,675
		$271,138
Retailers (Except Food and Drug) — 0.4%
	Autonation, Inc., Variable Rate
150	7.507%, 4/15/13 (6)	151,500
	GameStop Corp.
1,405	8.00%, 10/1/12	1,441,881
	GameStop Corp., Variable Rate
410	9.383%, 10/1/11	427,938
	Neiman Marcus Group, Inc.
540	9.00%, 10/15/15	576,450
350	10.375%, 10/15/15	376,250
		$2,974,019
Steel — 0.1%
	RathGibson, Inc., Sr. Notes
475	11.25%, 2/15/14 (6)	491,625
		$491,625
Surface Transport — 0.3%
	Horizon Lines, LLC
1,808	9.00%, 11/1/12	1,864,500
		$1,864,500
Telecommunications — 1.6%
	AirGate PCS, Inc., Variable Rate
120	9.257%, 10/15/11	123,300
	Alamosa Delaware, Inc., Sr. Notes
560	11.00%, 7/31/10	614,600

	Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
$265	10.125%, 6/15/13	$280,900
	Digicel Ltd., Sr. Notes
200	9.25%, 9/1/12 (6)	209,500
	Intelsat Bermuda Ltd.
365	9.25%, 6/15/16 (6)	381,425
	Intelsat Bermuda Ltd., Sr. Notes
435	11.25%, 6/15/16 (6)	452,944
	Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
545	10.484%, 1/15/12	555,900
	Intelsat Ltd., Sr. Notes
1,585	5.25%, 11/1/08	1,517,638
	LCI International, Inc., Sr. Notes
50	7.25%, 6/15/07	50,250
	Qwest Capital Funding, Inc.
123	7.00%, 8/3/09	122,693
	Qwest Communications International, Inc.
70	7.50%, 11/1/08	71,400
1,450	7.50%, 2/15/14	1,444,563
	Qwest Corp., Sr. Notes
505	7.625%, 6/15/15	520,781
	Qwest Corp., Sr. Notes, Variable Rate
1,090	8.579%, 6/15/13	1,178,563
	Rogers Wireless, Inc., Sr. Sub. Notes
45	8.00%, 12/15/12	47,250
	Rogers Wireless, Inc., Variable Rate
1,617	8.454%, 12/15/10	1,663,489
	UbiquiTel Operating Co., Sr. Notes
1,110	9.875%, 3/1/11	1,212,675
	Windstream Corp., Sr. Notes
325	8.125%, 8/1/13 (6)	344,500
270	8.625%, 8/1/16 (6)	286,875
		$11,079,246
Utilities — 0.1%
	Dynegy Holdings, Inc.
220	8.375%, 5/1/16 (6)	217,800
430	7.625%, 10/15/26	381,625
	NRG Energy, Inc.
150	7.25%, 2/1/14	148,500
	NRG Energy, Inc., Sr. Notes
210	7.375%, 2/1/16	207,375
		$955,300
Total Corporate Bonds & Notes (identified cost $96,253,012)		$97,729,455

Convertible Bonds — 0.1%

Principal
Amount
(000’s Omited)	Security	Value
$345	L-3 Communications Corp. (6)	$348,881
Total Convertible Bonds (identified cost, $348,787)		$348,881

Common Stocks — 0.1%

Shares	Security	Value
34,611	Trump Entertainment Resorts, Inc. (5)	$625,421
Total Common Stocks (identified cost, $427,071)		$625,421

Preferred Stocks — 0.0%

Shares	Security	Value
1,123	Chesapeake Energy Corp., 4.50%	$108,470
1,029	Crown Castle International Corp., (PIK)	57,367
Total Preferred Stocks (identified cost, $158,111)		$165,837

Closed-End Investment Companies — 3.3%

Shares	Security	Value
162,500	Citigroup Investments Corporate Loan Fund, Inc.	$2,159,625
343,600	First Trust / Four Corners Senior Floating Rate Income Fund II	6,122,952
150,400	Floating Rate Income Strategies Fund II, Inc.	2,633,504
52,200	Floating Rate Income Strategies Fund, Inc.	912,978
505,500	ING Prime Rate Trust	3,599,160
147,040	Pioneer Floating Rate Trust	2,748,178
600,000	Van Kampen Senior Income Trust	4,962,000
Total Closed-End Investment Companies (identified cost, $23,165,046)		$23,138,397

Short-Term Investments — 4.8%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$12,344,000	09/06/06	Barton Capital Corp., Commercial Paper	5.25%	$12,334,999
1,500,000	09/01/06	Investors Bank and Trust Company, Time Deposit	5.28%	1,500,000
19,828,000	09/01/06	Societe Generale, Time Deposit	5.281%	19,828,000
Total Short-Term Investments (at amortized cost)				$33,662,999
Total Investments — 160.1% (identified cost $1,120,396,409)				$1,122,341,583
Less Unfunded Loan Commitments — (0.7)%				$(4,488,646)
Net Investments — 159.4% (identified cost $1,115,907,763)				$1,117,852,937
Other Assets, Less Liabilities — 2.7%				$18,578,209
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.1)%				$(435,310,087)
Net Assets Applicable to Common Shares — 100.0%				$701,121,059

PIK	—	Payment In Kind.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate as of August 31, 2006 of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(3)		Unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the Borrower’s discretion.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust.
(5)		Non-income producing security.

(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $25,313,529 or 3.6% of the Trust’s net assets.

A summary of financial instruments at August 31, 2006 is as follows:

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
1,300,000 USD	3/20/2009	Agreement with Lehman Brothers Special Financing, Inc. dated 9/24/2004 whereby the Trust will receive 2.30% per year times the notional amount. The Trust makes payment only upon a default event on underlying loan assets (13 in total, each representing 7.69% of the notional value of the swap).	$(12,292)
2,000,000 USD	3/20/2010	Agreement with Lehman Brothers Special Financing, Inc. dated 3/15/2005 whereby the Trust will receive 2.20% per year times the notional amount. The Trust makes payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$1,682

At August 31, 2006 the Trust had sufficient cash and/or cash equivalents segregated to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at August 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,121,892,396
Gross unrealized appreciation	$5,887,690
Gross unrealized depreciation	(5,438,503)
Net unrealized appreciation	$449,187

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer
Date:	October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer
Date:	October 26, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 26, 2006